Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Carrying Amount of Financial Assets	The following table reflects the carrying amount of financial assets that have been transferred to another party in such a way that part or all of the transferred financial assets do not qualify for derecognition. Furthermore, it reflects the carrying amounts of the associated liabilities

	2021
	Available-for-sale financial assets		Financial assets at fair value through profit or loss
	Shares	Debt securities	Debt securities	Investments for account of policyholders
Carrying amount of transferred assets	34	3,705	12	96

Carrying amount of associated liabilities	37	3,941	18	-

	2020
	Available-for-sale financial assets		Financial assets at fair value through profit or loss
	Shares	Debt securities	Debt securities	Investments for account of policyholders
Carrying amount of transferred assets	64	3,068	11	153

Carrying amount of associated liabilities	71	3,166	14	-

Schedule of Fair Values of Available-for-Sale (AFS) Instruments
The following tables present the fair value of the assets received in relation to securities lending and reverse repurchase activities:

Securities lending	2021	2020

Carrying amount of transferred financial assets	3,083	2,320

Fair value of cash collateral received	2,171	2,053

Fair value of non-cash collateral received	1,102	393
Net exposure	(190)	(126)

Non-cash collateral that can be sold or repledged in the absence of default	1,004	236

Non-cash collateral that has been sold or transferred	-	-

Summary of Reverse Repurchase Agreements

Reverse repurchase agreements	2021	2020

Cash paid for reverse repurchase agreements	1,004	1,180

Fair value of non-cash collateral received	1,025	1,199
Net exposure	(21)	(19)

Non-cash collateral that can be sold or repledged in the absence of default	695	869

Non-cash collateral that has been sold or transferred	-	-

Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts	The following tables present the carrying amount of collateral pledged and the corresponding amounts.

Assets pledged for general account and contingent liabilities	2021	2020

General account (contingent) liabilities	3,410	2,832

Collateral pledged	4,594	4,090
Net exposure	(1,183)	(1,258)

Non-cash collateral that can be sold or repledged by the counterparty	-	-

Assets pledged for repurchase agreements	2021	2020

Cash received on repurchase agreements	821	962

Collateral pledged (transferred financial assets)	764	975
Net exposure	57	(13)